CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 2,906,237	$ 418,031
Prepaid expenses	750	31,535
Total current assets	2,906,987	449,566
Equipment, net of accumulated depreciation of $370 and $53, respectively	581	898
Intangible Assets	152,854	152,854
Total assets	3,060,422	603,318
Current liabilities
Accounts payable	107,336
Accounts payable - related parties	61,333	33,290
Contract payable	100,000	150,000
Interest payable to related party		15,220
Convertible promissory note payable to related party, net of discount of $534,519		165,481
Total current liabilities	268,669	363,991
Interest payable to related parties	90,678
Convertible promissory notes payable to related party, net of discount of $58,438	1,036,562
Total liabilities	1,395,909	363,991
Commitments and contingencies
Stockholders' equity
Preferred stock: $0.0001 par value; 10,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.00001 par value; 500,000,000 shares authorized, 76,145,418 and 70,069,693 shares issued and outstanding at December 31, 2017 and 2016, respectively	762	702
Additional paid-in capital	16,404,673	11,290,209
Retained deficit	(14,740,922)	(11,051,584)
Total stockholders' equity	1,664,513	239,327
Total liabilities and stockholders' equity	$ 3,060,422	$ 603,318